Segment reporting - Other profit and loss disclosure (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Net impairment losses on financial assets		R$ 76,840	R$ 58,178		R$ 44,578
Depreciation and amortization		51,474	62,445	[1]	56,284	[1]
Impairment of non-current assets	[2]		51,022		33,537
Interest on tuition fees paid in arrears		15,715	8,265		8,887
Unallocated
Disclosure of operating segments [line items]
Depreciation and amortization		6,152	5,699		4,407
Operating Segments | Distance learning undergraduate courses
Disclosure of operating segments [line items]
Net impairment losses on financial assets		61,257	43,701		31,934
Depreciation and amortization		34,431	38,402		31,981
Interest on tuition fees paid in arrears		11,706	7,106		7,641
Operating Segments | Continuing education courses
Disclosure of operating segments [line items]
Net impairment losses on financial assets		5,917	3,958		3,672
Depreciation and amortization		1,972	4,085		3,927
Interest on tuition fees paid in arrears		585	16		17
Operating Segments | On-campus undergraduate courses
Disclosure of operating segments [line items]
Net impairment losses on financial assets		9,666	10,519		8,972
Depreciation and amortization		8,919	14,259		15,969
Impairment of non-current assets			51,022		33,537
Interest on tuition fees paid in arrears		R$ 3,424	R$ 1,143		R$ 1,229

[1]	From the total depreciation and amortization, R$ 36,757 (2019 - R$ 24,857, 2018 — R$ 20,472) relates Cost of services, R$ 11,463 (2019 - R$ 12,721, 2018 — R$ 10,945) relates to General and administrative expenses and R$ 3,255 (2019 - R$ 24,867, 2018 — R$ 24,867) relates to Selling expenses.
[2]	The impairment losses occurred in 2019 due to the excess of the undergraduate presential segment's carrying amount over its respective recoverable amount, firstly allocated to segment's goodwill and the remainder proportionally allocated to other intangible assets. From the total impairment losses occurred in the year of 2019, R$ 186 relates to Cost of services, R$ 43,200 (2018 — R$ 33,537) relates to General and administrative expenses and R$ 7,636 relates to Selling expenses